INVENTORIES - Allowance for adjustment to net realizable value of inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Beginning balance	R$ 16,504,911
Ending balance	14,731,081	R$ 16,504,911
Allowance
INVENTORIES
Beginning balance	(29,558)	(58,172)	R$ (47,497)
Provision for the year	(59,291)	(34,356)	(59,783)
Reversal of adjustments to net realizable value	35,819	67,493	47,747
Acquisition of company control	(746)
Exchange rate variation	1,684	(4,523)	1,361
Ending balance	R$ (52,092)	R$ (29,558)	R$ (58,172)